Employee Benefit Plans - Funded Status of Plans (Details) - USD ($) $ in Millions		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined benefit pension plan
Defined Benefit Plan Disclosure [Line Items]
Plan benefit obligations		$ (1,020)	$ (909)	$ (909)
Fair value of plan assets		999	910	$ 806
Funded status of the plans		(21)	1
U.K. Plan
Defined Benefit Plan Disclosure [Line Items]
Plan benefit obligations		(755)	(682)
Fair value of plan assets		836	756
Net pension liabilities	[1],[2]	81	74
U.S. and other foreign plans
Defined Benefit Plan Disclosure [Line Items]
Plan benefit obligations		(265)	(227)
Fair value of plan assets		163	154
Net pension liabilities	[2]	$ (102)	$ (73)

[1]	Pension assets are included in “Other long-term assets” of the consolidated balance sheets.
[2]	Pension liabilities are included in “Other long-term liabilities” of the consolidated balance sheets.